UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements (Unaudited)

For the six month period ended June 30, 2014

SEI Structured Credit Fund, L.P.

Financial Statements

For the six month period ended June 30, 2014

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov, no later than August 31st of each year.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2014

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (D) — 94.9%
CAYMAN ISLANDS — 67.9%
Arrowpoint CLO, Ser 2014-2A
03/12/26 (A)	$6,000,000	$5,400,000
B&M CLO, Ser 2014-1A
5.980%, 04/16/26 (B)(C)	5,250,000	4,465,125
B&M CLO, Ser 2014-1A, Cl C
3.980%, 04/16/26 (B)(C)	10,000,000	9,495,000
B&M CLO, Ser 2014-1A, Cl D
4.980%, 04/16/26 (B)(C)	8,750,000	7,826,875
Baker Street CLO, Ser 2006-1A, Cl C
0.957%, 10/15/19 (B)(C)	3,500,000	3,298,750
Battalion CLO, Ser 2012-3A
01/18/25 (A)(B)	39,200,000	39,274,480
Battalion CLO, Ser 2013-4A
10/22/25 (A)	31,800,000	28,620,000
Battalion CLO, Ser 2014-5A
04/17/26 (A)(B)	33,031,000	29,255,557
Benefit Street Partners CLO
01/20/26 (A)	21,873,500	20,779,825
Benefit Street Partners CLO, Ser 2012-IA
10/15/23 (A)(B)	8,650,000	9,428,500
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.727%, 10/15/23 (B)(C)	7,000,000	7,006,860
Benefit Street Partners CLO, Ser 2013-IIA
07/15/24 (A)(B)	23,450,000	25,795,000
Benefit Street Partners CLO IV
07/20/26 (A)(B)	15,596,000	14,504,280
Benefit Street Partners CLO Warehouse Note
(A)	4,500,000	4,500,000
Brentwood CLO, Ser 2006-1A, Cl C
1.825%, 02/01/22 (B)(C)	8,500,000	7,721,740
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.478%, 04/20/22 (B)(C)	7,975,000	7,935,125
Cerberus Offshore Levered I L.P., Ser 2012-1A, Cl B
4.981%, 11/30/18 (B)(C)	5,000,000	5,036,000
Figueroa CLO, Ser 2013-1
03/21/24 (A)	17,500,000	14,801,500
Figueroa CLO, Ser 2013-2
12/18/25 (A)	13,070,000	12,744,557
Fortress Credit Funding, Ser 2012-5A, Cl B
5.024%, 08/15/22 (B)(C)	21,015,000	21,046,522
Fortress Credit Funding, Ser 2012-5A, Cl C
5.974%, 08/15/22 (B)(C)	23,200,000	23,200,000
Fortress Credit Funding, Ser 2012-5A, Cl D
6.474%, 08/15/22 (B)(C)	5,200,000	5,211,440
Fortress Credit Funding, Ser 2012-5I, Cl E
6.474%, 08/15/22 (B)	19,800,000	19,607,940

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2014

Description	Par Value	Fair Value
Fortress Credit Funding, Ser 2012-6A, Cl C
5.974%, 08/15/22 (B)(C)	$9,860,000	$9,860,000
Fortress Credit Funding, Ser 2012-6A, Cl D
6.474%, 08/15/22 (B)(C)	2,210,000	2,214,862
Freidbergmilstein Private Capital Fund
01/15/19 (A)(B)	1,000,000	15,000
Gem Ligos II, Ser 2006-3A, Cl B
1.830%, 03/23/21 (B)(C)	12,085,000	10,997,350
Gleneagles CLO, Ser 2005-1A, Cl C
1.125%, 11/01/17 (B)(C)	12,000,000	11,460,000
Grayson CLO, Ser 2006-1A, Cl C
1.775%, 11/01/21 (B)(C)	10,250,000	8,988,225
Great Lakes CLO, Ser 2012-1A
01/15/23 (A)(B)	21,336,000	19,202,400
Great Lakes CLO, Ser 2012-1A, Cl E
5.727%, 01/15/23 (B)(C)	12,897,000	12,187,665
Great Lakes CLO, Ser 2014-1A
(A)	24,200,000	22,748,000
Great Lakes CLO, Ser 2014-1A, Cl F
6.217%, 04/15/25 (B)(C)	7,750,000	6,936,250
Highbridge Loan Management, Ser 2012-1A, Cl D
5.981%, 09/20/22 (B)(C)	7,250,000	7,068,750
Hildene CLO, Ser 2014-2A, Cl C
3.124%, 07/19/26 (B)(C)	4,000,000	3,888,800
Hildene CLO, Ser 2014-2A, Cl D
3.924%, 07/19/26 (B)(C)	4,000,000	3,800,000
Hildene CLO, Ser 2014-2A, Cl E
5.324%, 07/19/26 (B)(C)	6,000,000	5,492,400
JFIN CLO, Ser 2012-1A, Cl C
4.728%, 07/20/23 (B)(C)	5,750,000	5,750,000
JFIN MM CLO, Ser 2014-1A, Cl C
2.910%, 04/20/25 (B)(C)	3,750,000	3,543,750
JFIN MM CLO, Ser 2014-1A, Cl D
3.600%, 04/10/25 (B)(C)	10,826,000	10,014,050
JFIN MM CLO, Ser 2014-1A, Cl E
6.750%, 04/10/25	12,500,000	12,031,250
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.247%, 01/20/21 (B)(C)	4,000,000	3,952,400
Kingsland, Ser 2013-6A, Cl E
5.228%, 10/28/24 (B)(C)	2,000,000	1,838,206
KKR CLO, Ser 2012-1A, Cl C
4.731%, 12/15/24 (B)(C)	1,693,000	1,694,388
KVK CLO, Ser 2012-2A
02/10/25 (A)(B)	33,573,000	29,879,970
Liberty CLO, Ser 2005-1A, Cl B
1.125%, 11/01/17 (B)(C)	14,000,000	13,012,300
MC Funding, Ser 2006-1A, Cl E
3.981%, 12/20/20 (B)(C)	12,760,000	11,740,093
MidOcean Credit CLO, Ser 2014-3A, Cl F
6.230%, 07/21/26 (B)(C)	7,250,000	6,397,400
Neuberger Berman CLO, Ser 2012-13A
01/23/24 (A)(B)	4,274,000	2,478,920
Neuberger Berman CLO, Ser 2013-15A
10/25/25 (A)(B)	18,151,850	16,336,665
Neuberger Berman CLO, Ser 2014-16A,
Cl SFN (A)	1,995,000	1,695,750
Neuberger Berman CLO, Ser 2014-16A,
Cl SUB (A)	29,925,000	26,633,250
Neuberger Berman CLO, Ser 2014-17A,
Cl SFN (A)	341,579	290,342

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2014

Description	Par Value	Fair Value
Neuberger Berman CLO, Ser 2014-17A,
Cl SUB (A)	$5,900,000	$4,985,500
Newstar Trust, Ser 2007-1A, Cl A1
0.468%, 09/30/22 (B)(C)	5,094,175	4,960,198
Newstar Trust, Ser 2012-2A, Cl A
2.128%, 01/20/23 (B)(C)	5,000,000	5,002,500
OCP CLO, Ser 2012-2A
11/22/23 (A)(B)	18,445,000	16,231,600
Peaks CLO, Ser 2014-1A, Cl D
4.653%, 06/15/26 (B)(C)	2,750,000	2,532,750
Red River CLO, Ser 2006-1A, Cl A
0.495%, 07/27/18 (B)(C)	3,042,534	3,012,108
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.725%, 08/01/21 (B)(C)	18,938,000	17,991,100
Rockwall CDO, Ser 2006-1A, Cl A2L
0.875%, 08/01/21 (B)(C)	6,300,000	5,796,000
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.475%, 08/01/24 (B)(C)	25,974,439	24,156,229
Salus CLO, Ser 2012-1A, Cl D
8.227%, 03/05/21 (B)(C)	5,000,000	5,272,000
Salus CLO, Ser 2012-1I, Cl E
10.727%, 03/05/21 (B)	7,500,000	8,090,250
Shackleton CLO, Ser 2014-6A
07/17/26 (A)(B)	23,850,000	19,974,375
Shackleton CLO, Ser 2014-6A, Cl E
5.242%, 07/17/26 (B)(C)	4,000,000	3,637,600
Shackleton CLO Warehouse Note, Ser 2014-VI
(A)	21,000,000	21,000,000
Shackleton I CLO, Ser 2012-1A
08/14/23 (A)(B)	8,000,000	6,800,000
Stone Tower CDO, Ser 2005-2A, Cl A1LB
0.736%, 11/17/40 (B)(C)	2,001,802	1,956,762
Tricadia CDO, Ser 2006-6A
1.923%, 11/05/41	11,000,000	10,175,000
Tricadia CDO, Ser 2006-6X, Cl B2L
5.723%, 11/05/41 (B)	4,005,978	5,127,651
Trinitas CLO, Ser 2014-1A
04/15/26 (A)(B)	16,713,000	16,340,300
Trinitas CLO, Ser 2014-1A, Cl C
3.033%, 04/15/26 (B)(C)	2,500,000	2,406,250
Trinitas CLO, Ser 2014-1A, Cl D
3.833%, 04/15/26 (B)(C)	2,500,000	2,362,500
Trinitas CLO II, Ser 2014-2A, Cl D
4.031%, 07/15/26 (B)(C)	4,918,000	4,632,756
Valhalla CLO, Ser 2004-1A
08/01/16 (A)(B)	6,500,000	1,950,000
Venture CDO, Ser 2012-10A, Cl F
7.228%, 07/20/22 (B)(C)	5,000,000	5,000,000
Venture CDO, Ser 2012-11A, Cl E
6.725%, 11/14/22 (B)(C)	2,000,000	2,000,000
Venture CDO, Ser 2012-12A
02/28/24 (A)(B)	38,240,000	32,886,400
Venture XIV CLO, Ser 2013-14A
08/28/25 (A)(B)	1,338,889	1,138,056
08/28/25 (A)(B)	21,930,000	21,381,750
Venture XVI CLO Ser 2014-16A
04/15/26 (A)	20,771,000	19,836,305
Zais Investment Grade IX, Ser 9A, Cl A2
0.778%, 04/27/52 (B)(C)	5,000,000	4,400,000
Zais Investment Grade IX, Ser 9A, Cl B
1.078%, 04/27/52 (B)(C)	18,000,000	14,670,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2014

Description	Par Value	Fair Value
Zohar CDO, Ser 2007-3A, Cl A2
0.781%, 04/15/19 (B)(C)	$100,000,000	$25,000,000
Zohar CDO, Ser 2007-3A, Cl A3
0.981%, 04/15/19 (B)(C)	56,000,000	17,640,000

		937,449,452

IRELAND — 7.0%
ICE 3 Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (C)	34,500,000	31,998,750
ICE 3 Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (C)	24,500,000	21,927,500
ICE 3 Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (C)	15,000,000	13,275,000
ICE 3 Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (A)(B)	12,500,000	12,125,000
ICE EM CLO, Ser 2007-1A, Cl A1D
0.679%, 08/15/22 (B)(C)	10,028,342	9,928,059
ICE EM CLO, Ser 2007-1A, Cl A2
0.929%, 08/15/22 (B)(C)	7,000,000	6,580,000

		95,834,309

UNITED STATES — 20.0%
Cerberus Onshore II CLO, Ser 2014-1A, Cl A1
2.226%, 10/15/23 (B)(C)	25,000,000	25,037,500
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
4.677%, 10/15/23 (B)(C)	22,500,000	21,150,000
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
6.478%, 04/28/26 (B)(C)	13,000,000	12,396,800
Ivy Hill IV
07/03/21 (A)	77,471,309	75,534,526
Ivy Hill Middle Market Credit Fund, Ser 7A
10/20/25 (A)(B)	24,552,000	23,385,780
Newstar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.330%, 07/25/25 (B)(C)	15,000,000	13,933,500
NXT Capital CLO, Ser 2012-1A, Cl E
7.726%, 07/20/22 (B)(C)	10,286,000	10,286,000
OFSI Fund VI, Ser 2014-6A, Cl C
4.013%, 03/20/25 (B)(C)	4,000,000	3,800,000
Saranac CLO, Ser 2014-2A, Cl C
2.983%, 02/20/25 (B)(C)	10,000,000	9,640,000
Saranac CLO, Ser 2014-2A, Cl E
5.383%, 02/20/25 (B)(C)	6,667,000	6,116,972
TICC CLO, Ser 2012-1A
1.977%, 08/25/23	75,000,000	75,020,250

		276,301,328

Total Asset-Backed Securities
(Cost $1,355,977,243)		1,309,585,089

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2014

Description	Shares	Fair Value
REGISTERED INVESTMENT COMPANIES (G) — 0.4%
UNITED STATES — 0.4%
Ares Dynamic Credit Allocation Fund	49,400	$899,574
Blackstone/GSO Senior Floating Rate Term Fund	9,248	165,632
Neuberger Berman High Yield Strategies Fund	9,106	126,118
Nuveen Preferred & Income Term Fund	25,326	594,654
Stone Harbor Emerging Markets Income Fund	54,669	1,152,422
Western Asset Emerging Markets Income Fund	232,344	3,004,208

Total Registered Investment Companies
(Cost $5,502,913)		5,942,608

CASH EQUIVALENT — 6.4%
UNITED STATES — 6.4%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.010% (E) (F)	88,473,388	88,473,388

Total Cash Equivalent
(Cost $88,473,388)		88,473,388

Total Investments — 101.7%
(Cost $1,449,953,544)		$1,404,001,085

Percentages based on Limited Partners’ Capital of $1,380,428,324.

Transactions with affiliated funds during the period ended June 30, 2014 are as follows:

	Value of Shares Held as of 6/30/2014	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$88,473,388	$348,565,314	$371,096,040	$—	$5,008

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Represents equity / residual tranche.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2014, the market value of the Rule 144A positions amounted to $1,120,872,009 or 81.19% of Limited Partners’ Capital.
(C)	Variable rate security. The rate reported is the rate in effect as of June 30, 2014.
(D)	Securities considered illiquid. The total value of such securities as of June 30, 2014 was $1,309,585,089 and represented 94.9% of Limited Partners’ Capital.
(E)	Investment in affiliated security.
(F)	Rate Shown is the 7-day effective yield as of June 30, 2014.
(G)	Closed-End Funds traded on exchange.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Asset-Backed Securities	$—	$—	$1,309,585,089	$1,309,585,089
Registered Investment Companies	5,942,608	—	—	5,942,608
Cash Equivalent	88,473,388	—	—	88,473,388

Total Investments in Securities	$94,415,996	$—	$1,309,585,089	$1,404,001,085

(1)	Of the $1,309,585,089 in Level 3 securities as of June 30, 2014, all were valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2014

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset- Backed Securities
Beginning balance as of January 1, 2014	$1,122,770,373
Accrued discounts/premiums	21,386,319
Realized gain/(loss)	37,678,072
Change in unrealized appreciation/(depreciation)	(12,563,899)
Proceeds from Sales	(366,454,110)
Purchases	506,768,334

Ending balance as of June 30,2014	$1,309,585,089

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,842,487

For the six month period ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

As of June 30, 2014

Assets
Investments in securities, at value (cost $1,361,480,156)	$1,315,527,697
Investment in affiliated security, at value (cost $88,473,388)(see Note 2)	88,473,388
Cash at broker	7,524
Interest and dividends receivable from investments in securities	4,119,798
Receivable for securities sold	14,873,862
Prepaid expenses	18,660

Total assets	1,423,020,929

Liabilities
Payable for investment securities purchased	42,413,415
Administration fees payable	115,047
Other accrued expenses	64,143

Total liabilities	42,592,605

Limited Partners’ capital	$1,380,428,324

Limited Partners’ capital Represented by:
Paid-in-capital	$1,426,380,783
Net unrealized depreciation on investments	(45,952,459)

Limited Partners’ capital	$1,380,428,324

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

For the six month period ended June 30, 2014

Investment income
Interest income	$49,148,964
Dividend income	541,823
Dividend income from affiliated security	5,008

Total investment income	49,695,795

Expenses
Administration fee	668,906
Professional fees	62,085
Directors’ fees	15,000
Miscellaneous expenses	42,482

Total expenses	788,473

Net investment income	48,907,322

Realized and unrealized gains on investments
Net realized gain on investments	24,773,625
Net change in unrealized appreciation (depreciation) on investments	(11,667,238)

Net realized and unrealized loss on investments	13,106,387

Net increase in Limited Partners’ capital resulting from operations	$62,013,709

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statements of Changes in Limited Partners’ Capital

	For the six month period ended June 30, 2014 (Unaudited)	For the year ended December 31, 2013
From investment activities
Net investment income	$48,907,322	$111,350,959
Net realized gain on investments	24,773,625	47,120,773
Net change in unrealized appreciation (depreciation) on investments	(11,667,238)	(73,045,941)

Net increase in Limited Partners’ capital resulting from operations	62,013,709	85,425,791

Partners’ capital transactions
Capital contributions	82,170,002	270,517,800
Capital withdrawals	(406,440)	(14,281,622)

Net increase in Limited Partners’ capital derived from capital transactions	81,763,562	256,236,178
Net increase in Limited Partners’ capital	143,777,271	341,661,969
Limited Partners’ capital beginning of period	1,236,651,053	894,989,084

Limited Partners’ capital end of period	$1,380,428,324	$1,236,651,053

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the six month period ended June 30, 2014

Cash flows from operating activities
Net increase in Limited Partners’ capital resulting from operations	$62,013,709
Adjustments to reconcile net increase in Limited Partners’ capital resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(556,068,223)
Proceeds from sales of long-term investments	423,221,315
Accretion on discount (see Note 2)	(36,849,120)
Net sales of short-term investments	22,530,726
Net realized gain on investments	(24,773,625)
Net change in unrealized appreciation (depreciation) on investments	11,667,238
Increase in interest/dividends receivable	(1,496,505)
Increase in prepaid expense	(18,660)
Decrease in receivable for securities sold	(1,580,502)
Increase in payable for securities purchased	(3,527,747)
Increase in administration fees payable	11,982
Decrease in other accrued expenses	(108,900)

Net cash used in operating activities	(104,978,312)

Cash flows from financing activities
Capital contributions	82,170,002
Capital withdrawals	(406,440)

Net cash provided by financing activities	81,763,562

Net change in cash and cash equivalents	(23,214,750)

Cash and cash equivalents
Beginning of period	23,222,274

End of period	$7,524

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2014

1. Organization

SEI Structured Credit Fund, L.P. (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. As of June 30, 2014, the SEI Structured Credit Segregated Portfolio owned approximately 81.8% of the Fund, while the other Limited Partners owned approximately 18.2% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. In the current year, the Fund also invested in registered investment companies. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of June 30, 2014. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. When available, Structured Credit Investments are priced based upon valuations provided by independent, third party pricing agents using their proprietary valuation methodology. The third-party pricing agents may value Structured Credit Investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a Structured Credit Investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one dealer, who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a market maker, and in many cases the only market maker, with respect to that security. As of June 30, 2014, all asset-backed securities are valued by an independent dealer who is also a market maker.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction, does not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition, or BWICs, are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies (continued)

Valuation of Investments (concluded)

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2014, there were no securities that were fair valued by the Committee.

Certain Structured Credit Investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. The fair value of the Fund’s interest in such a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest were sold at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund’s Fair Value Procedures, the fair value of the Fund’s interest in a private investment fund will usually be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund’s manager, administrator, or other designed agent. As a practical matter, the Adviser and the Committee have little or no means of independently verifying the valuations provided by such private investment funds. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Committee would determine the fair value of the private investment fund based on the most recent value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. As of June 30, 2014, the Fund did not hold any investments in private investment partnerships.

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions the market participants would use in pricing the asset or liability based on the best information available under the circumstances. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

Level 3 — Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally less readily observable.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June, 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting except for Structured Credit Investments for which the Fund cannot reasonably estimate performance. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are included in interest income on the Statement of Operations.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies (continued)

Collateralized Debt Obligations (concluded)

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

For the period ended June 30, 2014, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies,” the Fund reclassified $48,907,322 and $24,773,625 from accumulated net investment income and accumulated net realized gain, respectively, to Limited Partners’ capital. The reclassification was to reflect, as an adjustment to Limited Partners’ capital, the amount of taxable income that has been allocated to the Limited Partners and has no effect on net assets.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

2. Significant Accounting Policies (concluded)

Federal Taxes (concluded)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

3. Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that is unrelated to the return of the Fund.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees, calculated monthly, shall not in the aggregate exceed 0.50% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current year, the Adviser did not waive any expenses.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

3. Adviser, Administrator and Other Transactions (concluded)

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

4. Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5. Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

5. Limited Partners’ Capital (concluded)

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

During the period ended June 30, 2014, the Fund made offers to repurchase Interests resulting in capital withdrawals of $406,440 in aggregate.

6. Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period ended June 30, 2014 were $556,068,223 and $423,221,315, respectively.

As of June, 30, 2014 the estimated cost of investments for tax purposes is $1,449,953,544. Net unrealized depreciation on investments for tax purposes was $45,952,459 consisting of $38,476,783 of gross unrealized appreciation and $84,429,242 of gross unrealized depreciation.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

7. Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i) Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii) Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

7. Concentrations of Risk (continued)

(a) Market risk (continued)

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

8. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

9. Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2014 (Unaudited)		For the year ended 2013	For the year ended 2012	For the year ended 2011	For the year ended 2010	For the year ended 2009
Total return (1)	4.78%		8.03%	25.46%	8.36%	42.92%	189.59%

Limited Partners’ capital, end of year (000’s)	$1,380,428		$1,236,651	$894,989	$396,345	$312,670	$319,274

Ratio to average partners’ capital†
Net investment income ratio††
Net investment income, net of waivers	7.40	%(2)	10.02%	9.27%	7.23%	8.09%	8.11%

Expense ratio††
Operating expenses, before waivers	0.12	%(2)	0.13%	0.16%	0.18%	0.21%	0.31%
Operating expenses, net of waivers	0.12	%(2)	0.13%	0.16%	0.18%	0.21%	0.30%

Portfolio turnover rate	33.07	%(3)	62.90%	86.43%	76.57%	94.63%	141.21%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
††	Ratios do not include the Fund’s allocated share of income/expense from investments in other funds.
(1)	Total return is calculated for all the Limited Partners taken as a whole. A Limited Partner’s return may vary from these returns based on the timing of capital transactions.
(2)	Annualized
(3)	Not annualized.

10. Change of Independent Registered Public Accounting Firm

The Fund has selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended December 31, 2014. The decision to select PwC was recommended by the Fund’s Audit Committee on June 25, 2014 and was approved by the Fund’s Board of Directors on June 25, 2014. During the Fund’s fiscal years ended December 31, 2012 and December 31, 2013, neither the Fund, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2014

10. Change of Independent Registered Public Accounting Firm (concluded)

(a)(1)(iv) of said Item 304). The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent registered public accounting firm, Ernst & Young LLP (“E&Y”). The decision not to renew the engagement of E&Y, effective upon its completion of its audit for the fiscal year ended December 31, 2013, and to select PwC was recommended by the Fund’s Audit Committee and approved by the Fund’s Board of Directors. E&Y’s report on the Fund’s financial statements for the fiscal years ended December 31, 2012 and December 31, 2013 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s fiscal years ended December 31, 2012 and December 31, 2013 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

11. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, L.P.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 5, 2014

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: September 5, 2014